Financial Instruments	9 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Financial Instruments

Note 15 - Financial instruments

The Company financial instruments primarily comprise of cash, accounts receivable, and accounts payable, which were carried at cost as of December 31, 2017 and March 31, 2017 and 2016. The carrying value approximated fair value due to their short-term nature.